Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 15,005	$ 456
Other receivables	1,461	2,094
Inventories		31,991
Advances to suppliers	58,236	16,257
VAT credit		11,580
Total Current Assets	74,702	62,378
Noncurrent Assets:
Equipment, net		2,277
Operating lease right-of-use assets, net		13,812
TOTAL ASSETS	74,702	78,467
Current Liabilities:
Accounts payable	83
Payroll payable	8,002	31,653
Taxes payable	1,570
Operating lease liabilities - current portion		5,683
Advance from customers	25,803	472
Advance from customers - related party	1,703
Due to related parties	220,054	494,473
Loan payables		110,110
Other payables	124,986
Total Current Liabilities	382,201	642,391
Operating lease liabilities - noncurrent portion		7,604
TOTAL LIABILITIES	382,201	649,995
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, No par value, 100,000,000 shares authorized; 45,000,000 shares and 40,000,000 issued and outstanding as of December 31, 2022 and 2021
Additional paid-in capital	500,000
Accumulated deficits	(814,339)	(533,822)
Other comprehensive income (loss)	6,840	(37,706)
Total Stockholders’ Equity	(307,499)	(571,528)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 74,702	$ 78,467